Deposits - Maturities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Due within:
2021	$ 191,565
2022	63,025
2023	20,102
2024	1,025
2025	1,589
Thereafter	0
Time Deposits, Total	$ 277,306